Impairment of Non-current Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 1,341	$ 1,341
Material impairment loss	0
Western Australia Nickel [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied		7.50%
Recoverable amount of asset or cash-generating unit		$ 600
Impairment charges on property plant and equipment		3,744
Impairment charges on intangible assets		56
Other Cash Generating Units [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	187	187
Goodwill impairment loss	$ 0	$ 0
Other Cash Generating Units [Member] | Top of range [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Percentage of goodwill included in net assets	1.00%	1.00%
Copper SA [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 10,500	$ 8,400
Goodwill	$ 1,154	$ 1,154
Production volume decrease	7.00%	7.00%
Copper SA [Member] | OZ Minerals Limited [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 144
Copper SA [Member] | WMC Resources Ltd [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 1,010